Non-current and current financial investments	12 Months Ended
Dec. 31, 2025
Current financial investments
Non-current and current financial investments

22. Non-current and current financial investments

	December 31,
	2025	2024

	(Euro, in thousands)
Non-current financial investments	€—	€200,182
Total non-current financial investments	€—	€200,182

	December 31,
	2025	2024

	(Euro, in thousands)
Money market funds	€1,472,031	€1,484,599
Treasury bills	—	255,078
Term deposits	1,438,149	1,313,657
Total current financial investments	€2,910,180	€3,053,334

The non-current financial investments refer to a new term account that was acquired in December 2024 with a maturity of 18 months. In February 2025, the term account was terminated as a result of the planned separation. We refer to note 2 for more information.

Term deposits as part of current financial investments refer to non-cancellable term deposits with a maturity exceeding three months from the acquisition date. Our portfolio of treasury bills at the end of December 2024 contained only AAA rated paper, issued by Europe and the governments of Belgium and France. Our money market funds portfolio consists of AAA short-term money market funds with a diversified and highly rated underlying portfolio managed by established fund management companies leading to an insignificant risk of changes in value. The funds have an important daily liquidity and can be easily converted to cash.

On December 31, 2025, our current financial investments included $2,119.0 million held in U.S. dollars, which could generate a foreign currency exchange gain or loss in our financial results in accordance with the fluctuation of the EUR/USD exchange rate as our functional currency is EUR. This effect is embedded in the net exchange differences (for exchange differences on term deposits) and the fair value result of current financial investments (for exchange differences on money market funds) recognized in our consolidated income statement.

We refer to note 35 for more information on our financial investments and to note 10 for more details about the fair value re-measurements and currency exchange gains or losses recognized in our consolidated income statement.